BALANCE SHEET ITEMS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF PREPAID EXPENSES
	September 30, 2024 (unaudited)	December 31, 2023
Prepaid expenses	$49,479	$5,577
Prepaid rent	7,500	7,500
Prepaid inventories	-	165,348
Total	$56,979	$178,425

	December 31, 2023	December 31, 2022
Prepaid expenses	$178,425	$-
Prepaid rent	7,500	-
Total	$185,925	$-

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	September 30, 2024 (unaudited)	December 31, 2023
Accounts payable	$51,170	$184,677
Accounts payable, related party	2,769	5,678
Accrued liabilities	40,340	216,297
Accrued payroll	58,648	533,643
	$152,927	$940,295